Contingencies, Commitments, and Responsibilities - Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Provisions	$ 287,134	$ 235,347	$ 135,090
Bank And Subsidiaries Liabilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	8,079,306	7,859,923
Contingent liability for guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	603,177	552,340
Contingent liability for confirmed foreign letters of credit [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	153,764	284,259
Letters of credit issued [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	8,950	10,472
Documented guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	1,954,387	1,800,785
Available on demand credit lines [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	4,757,552	4,496,446
Contingent liability for other credit commitments [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	$ 601,476	$ 715,621